UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: April 30, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

logo – American Funds®]

The Income Fund of America®
Investment portfolio

April 30, 2010
  unaudited

Common stocks — 61.61%	Shares	Value (000)

INDUSTRIALS — 8.67%
Emerson Electric Co.	18,095,000	$945,102
Waste Management, Inc.1	26,079,000	904,420
Schneider Electric SA2	4,000,288	456,961
Boeing Co.	5,960,000	431,683
Honeywell International Inc.	8,675,000	411,802
Lockheed Martin Corp.	4,110,000	348,898
United Technologies Corp.	4,308,000	322,885
Masco Corp.	16,253,200	263,789
Norfolk Southern Corp.	3,500,000	207,655
United Parcel Service, Inc., Class B	2,650,000	183,221
Finmeccanica SpA2	12,400,000	158,654
Hubbell Inc., Class B	3,272,100	152,054
Atlas Copco AB, Class A2	8,385,000	136,185
3M Co.	1,165,000	103,301
Cooper Industries PLC, Class A	2,005,000	98,445
Macquarie Korea Infrastructure Fund1,2	21,541,078	92,645
De La Rue PLC1,2	6,369,718	89,032
AB SKF, Class B2	4,290,000	86,338
Applied Industrial Technologies, Inc.1	2,738,790	84,300
R.R. Donnelley & Sons Co.	2,845,400	61,148
Vallourec SA2	253,982	50,773
SembCorp Industries Ltd2	16,689,500	50,769
Deere & Co.	475,000	28,415
Pitney Bowes Inc.	1,000,000	25,400
Qantas Airways Ltd.2,3	8,095,285	21,028
Delta Air Lines, Inc.3	1,590,154	19,209
UAL Corp.3	59,995	1,295
		5,735,407

CONSUMER STAPLES — 7.33%
Kraft Foods Inc., Class A	26,700,821	790,344
Philip Morris International Inc.	14,715,000	722,212
H.J. Heinz Co.	10,111,700	473,936
Coca-Cola Co.	8,225,000	439,626
Unilever NV, depository receipts2	8,880,000	271,380
Unilever NV (New York registered)	5,051,750	152,866
Hershey Co.	6,836,000	321,360
Tesco PLC2	44,425,000	295,520
General Mills, Inc.	3,870,000	275,467
Reynolds American Inc.	4,500,000	240,390
Procter & Gamble Co.	3,825,000	237,762
Sysco Corp.	5,310,000	167,478
Kimberly-Clark Corp.	2,125,000	130,178
British American Tobacco PLC2	4,000,000	125,632
Coca-Cola Amatil Ltd.2	11,640,441	119,890
Clorox Co.	1,300,000	84,110
		4,848,151

FINANCIALS — 6.32%
Australia and New Zealand Banking Group Ltd.2	22,650,000	499,657
HSBC Holdings PLC (United Kingdom)2	19,650,749	200,190
HSBC Holdings PLC (Hong Kong)2	14,326,382	147,254
HSBC Holdings PLC (ADR)	1,460,000	74,299
Equity Residential, shares of beneficial interest	6,842,800	309,774
HCP, Inc.	7,442,300	239,047
Hospitality Properties Trust1	8,015,000	212,317
People’s United Financial, Inc.	13,000,000	201,890
U.S. Bancorp	6,844,000	183,214
Toronto-Dominion Bank	2,350,000	174,665
Bank of America Corp.	9,504,768	169,470
First Niagara Financial Group, Inc.1	11,650,000	161,935
Citigroup Inc.3	36,376,414	158,965
Arthur J. Gallagher & Co.1	6,000,000	157,620
Banco Santander, SA2	9,827,617	123,469
Cullen/Frost Bankers, Inc.	1,900,000	112,784
FirstMerit Corp.	4,325,000	101,638
BancorpSouth, Inc.1	4,255,800	94,223
Hang Seng Bank Ltd.2	6,630,000	90,455
Mercury General Corp.	2,000,000	89,980
Public Storage	920,000	89,157
Marsh & McLennan Companies, Inc.	3,570,000	86,465
Trustmark Corp.1	3,190,000	78,091
Absa Group Ltd.2	4,030,000	76,071
QBE Insurance Group Ltd.2	3,895,000	75,788
ProLogis, shares of beneficial interest	5,600,000	73,752
Crédit Agricole SA2	5,000,000	71,327
Boardwalk Real Estate Investment Trust	1,199,000	48,394
Itaúsa — Investimentos Itaú SA, preferred nominative	4,668,885	32,205
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,272,176	27,581
AXA SA2	875,000	17,392
		4,179,069

UTILITIES — 6.20%
GDF SUEZ2	19,586,965	697,914
Duke Energy Corp.	36,316,172	609,385
FirstEnergy Corp.	8,096,500	306,614
Progress Energy, Inc.	7,305,400	291,632
Entergy Corp.	3,541,000	287,848
SUEZ Environnement Co.2	12,280,000	266,362
Exelon Corp.	5,970,000	260,232
DTE Energy Co.	5,000,000	240,850
Hongkong Electric Holdings Ltd.2	37,170,500	219,102
Snam Rete Gas SpA2	42,806,636	202,832
National Grid PLC2	17,700,000	170,909
Consolidated Edison, Inc.	3,000,000	135,600
PG&E Corp.	2,480,165	108,631
American Electric Power Co., Inc.	3,000,000	102,900
Prime Infrastructure Group1,2	22,756,141	85,414
DUET Group2	38,369,915	62,563
PPL Corp.	2,181,600	54,016
		4,102,804

ENERGY — 5.87%
Chevron Corp.	11,625,000	946,740
Royal Dutch Shell PLC, Class B (ADR)	8,100,000	491,508
Royal Dutch Shell PLC, Class A (ADR)	5,000,000	313,750
Royal Dutch Shell PLC, Class B2	3,797,147	114,582
Spectra Energy Corp	22,411,414	523,082
TOTAL SA (ADR)	3,640,000	197,943
TOTAL SA2	3,255,000	176,379
Diamond Offshore Drilling, Inc.	4,330,000	342,503
ConocoPhillips	5,500,000	325,545
Penn West Energy Trust	10,775,000	217,134
BP PLC2	16,000,000	139,386
ARC Energy Trust	4,444,700	95,781
		3,884,333

CONSUMER DISCRETIONARY — 5.56%
Home Depot, Inc.	31,025,000	1,093,631
McDonald’s Corp.	11,916,400	841,179
McGraw-Hill Companies, Inc.	9,908,000	334,098
Time Warner Cable Inc.	5,245,370	295,052
Esprit Holdings Ltd.2	29,997,842	214,671
Vivendi SA2	6,000,000	157,918
H & M Hennes & Mauritz AB, Class B2	2,277,000	145,151
Tatts Group Ltd.2	53,500,000	122,512
CBS Corp., Class B	7,000,000	113,470
OPAP SA2	4,600,000	93,478
VF Corp.	1,065,000	92,037
Regal Entertainment Group, Class A	4,827,018	82,445
Leggett & Platt, Inc.	1,874,000	45,969
Ford Motor Co.3	2,169,728	28,250
Kesa Electricals PLC2	10,900,000	20,807
Adelphia Recovery Trust, Series ACC-13	19,531,478	586
American Media Operations, Inc.2,3,4	281,006	3
		3,681,257

HEALTH CARE — 5.50%
Merck & Co., Inc.	39,858,511	1,396,642
Bristol-Myers Squibb Co.	35,025,500	885,795
Eli Lilly and Co.	14,940,000	522,452
Pfizer Inc	26,050,000	435,556
Novartis AG (ADR)	3,000,000	152,550
Johnson & Johnson	2,150,000	138,245
AstraZeneca PLC (United Kingdom)2	2,500,000	110,537
Clarent Hospital Corp. Liquidating Trust1,2,3	484,684	20
		3,641,797

TELECOMMUNICATION SERVICES — 5.12%
Verizon Communications Inc.	43,960,000	1,270,005
Telefónica, SA2	32,542,800	730,808
AT&T Inc.	20,184,621	526,011
Koninklijke KPN NV2	31,219,757	466,778
Telstra Corp. Ltd.2	45,368,954	132,807
Telekom Austria AG, non-registered shares2	9,000,000	119,470
Bell Aliant Regional Communications Income Fund	3,595,000	89,751
Telefónica 02 Czech Republic, AS2	2,200,000	48,785
Sprint Nextel Corp., Series 13	760,501	3,232
CenturyTel, Inc.	52,094	1,777
American Tower Corp., Class A3	42,271	1,725
		3,391,149

MATERIALS — 3.96%
E.I. du Pont de Nemours and Co.	16,710,000	665,726
Weyerhaeuser Co.1	10,728,000	531,251
Nucor Corp.	7,950,000	360,294
MeadWestvaco Corp.	7,820,000	212,469
Dow Chemical Co.	6,100,000	188,063
BHP Billiton PLC (ADR)	2,975,000	181,475
Fletcher Building Ltd.2	25,461,500	154,140
Grupo México, SAB de CV, Series B	33,664,500	88,452
Impala Platinum Holdings Ltd.2	2,937,112	82,726
PPG Industries, Inc.	1,106,900	77,893
Georgia Gulf Corp.1,3	2,623,146	53,879
Freeport-McMoRan Copper & Gold Inc.	300,000	22,659
		2,619,027

INFORMATION TECHNOLOGY — 3.58%
Microchip Technology Inc.1	14,128,000	412,679
Nintendo Co., Ltd.2	1,080,000	362,978
Automatic Data Processing, Inc.	8,315,000	360,538
Paychex, Inc.	9,293,000	284,366
Maxim Integrated Products, Inc.	14,110,000	274,016
Intel Corp.	11,500,000	262,545
Microsoft Corp.	5,845,000	178,506
MediaTek Inc.2	10,333,640	173,854
HTC Corp.2	4,467,750	59,675
		2,369,157

MISCELLANEOUS — 3.50%
Other common stocks in initial period of acquisition		2,313,275

Total common stocks (cost: $38,640,681,000)		40,765,426

Preferred stocks — 1.51%

FINANCIALS — 1.51%
SMFG Preferred Capital USD 3 Ltd. 9.50%4,5	155,885,000	179,268
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative4	5,600,000	5,924
JPMorgan Chase & Co., Series I, 7.90%5	126,500,000	133,299
Barclays Bank PLC 7.434%4,5	77,913,000	77,134
Barclays Bank PLC 8.55%4,5	21,718,000	22,261
Barclays Bank PLC 6.86%4,5	6,207,000	5,741
Vornado Realty Trust, Series I, 6.625%	3,380,000	76,794
Mizuho Capital Investment (USD) 2 Ltd. 14.95%4,5	55,766,000	71,539
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative4,5	50,000	47
Wells Fargo & Co., Series K, 7.98%5	51,373,000	54,455
Wachovia Capital Trust III 5.80%5	11,100,000	9,712
Catlin Insurance Ltd. 7.249%4,5	46,240,000	41,847
Société Générale 5.922%4,5	45,073,000	40,979
Bank of America Corp., Series M, 8.125% noncumulative5	30,924,000	31,169
Bank of America Corp., Series K, 8.00% noncumulative5	9,500,000	9,577
Public Storage, Inc., Series F, 6.45%	1,000,000	23,540
Public Storage, Inc., Series V, 7.50% cumulative depositary shares	400,000	10,084
BNP Paribas 7.195%4,5	21,000,000	19,950
BNP Paribas Capital Trust 9.003% noncumulative trust4,5	12,000,000	11,880
Woori Bank 6.208%4,5	22,500,000	21,612
QBE Capital Funding II LP 6.797%4,5	18,715,000	17,163
GMAC LLC, Series G, 7.00%4	19,991	16,979
AXA SA, Series B, 6.379%4,5	15,625,000	14,063
Royal Bank of Scotland Group PLC, Series U, 7.64%5	16,800,000	10,962
RBS Capital Trust II 6.425% noncumulative trust5	2,350,000	1,481
Royal Bank of Scotland Group PLC 5.512% noncumulative trust5	2,300,000	1,438
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up4,5	10,000,000	12,915
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative4,5	15,400,000	12,036
PNC Preferred Funding Trust I 6.517%4,5	13,900,000	11,921
Resona Preferred Global Securities (Cayman) Ltd. 7.191%4,5	11,772,000	11,683
HBOS Capital Funding LP 6.071%4,5	12,400,000	10,137
Standard Chartered PLC 6.409%4,5	10,000,000	9,211
Fannie Mae, Series O, 7.065%3,4,5	3,124,329	7,030
Fannie Mae, Series S, 8.25% noncumulative3	1,511,450	2,074
XL Capital Ltd., Series E, 6.50%5	10,000,000	8,300
ILFC E-Capital Trust II 6.25%4,5	6,975,000	5,336
Freddie Mac, Series V, 5.57%3	368,022	476

Total preferred stocks (cost: $1,031,757,000)		1,000,017

	Shares or
Convertible securities — 1.81%	principal amount

MATERIALS — 0.42%
Vale SA, Class A, 5.50% convertible preferred 2010	1,000,000	56,410
Vale SA, Series 1, 5.50% convertible preferred 2010	2,590,000	141,984
Alcoa Inc. 5.25% convertible notes 2014	$21,500,000	47,273
Sino-Forest Corp. 4.25% convertible notes 20164	$30,000,000	32,261
		277,928

INFORMATION TECHNOLOGY — 0.27%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$178,805,000	173,217
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$8,722,000	8,809
		182,026

HEALTH CARE — 0.27%
Mylan Inc. 6.50% convertible preferred 2010	140,000	179,221

INDUSTRIALS — 0.23%
UAL Corp. 6.00% convertible notes 2029	$30,000,000	78,900
UAL Corp. 4.50% convertible notes 2021	$72,600,000	73,413
		152,313

CONSUMER STAPLES — 0.20%
Archer Daniels Midland Co. 6.25% convertible preferred 2011, units	2,570,000	101,772
Bunge Ltd. 5.125% convertible preferred 2010	13,300	7,089
Bunge Ltd. 4.875% convertible preferred	272,700	23,122
		131,983

FINANCIALS — 0.14%
Boston Properties, Inc. 2.875% convertible notes 2037	$25,000,000	25,094
Boston Properties, Inc. 3.75% convertible notes 2036	$25,000,000	26,938
Equity Residential 3.85% convertible notes 2026	$23,500,000	24,118
Alexandria Real Estate Equities, Inc. 8.00% convertible notes 20294	$463,000	847
Alexandria Real Estate Equities, Inc. 3.70% convertible notes 20274	$14,920,000	14,696
		91,693

ENERGY — 0.12%
El Paso Corp. 4.99% convertible preferred	73,150	77,832

CONSUMER DISCRETIONARY — 0.00%
Ford Motor Co. 4.25% convertible notes 2036	$700	1

MISCELLANEOUS — 0.16%
Other convertible securities in initial period of acquisition		105,454

Total convertible securities (cost: $1,026,246,000)		1,198,451

	Principal amount
Bonds & notes — 30.76%	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 5.12%
U.S. Treasury 1.00% 2011	$13,860	13,936
U.S. Treasury 1.125% 2011	57,260	57,601
U.S. Treasury 4.50% 2011	16,165	17,126
U.S. Treasury 4.625% 2011	271,750	289,137
U.S. Treasury 2.00% 20126	17,250	18,154
U.S. Treasury 1.875% 20136	29,502	31,462
U.S. Treasury 2.75% 2013	164,500	170,026
U.S. Treasury 3.375% 2013	146,750	154,936
U.S. Treasury 3.50% 2013	52,000	55,100
U.S. Treasury 3.625% 2013	213,660	227,232
U.S. Treasury 4.25% 2013	110,582	119,995
U.S. Treasury 1.875% 2014	41,000	40,790
U.S. Treasury 2.00% 20146	6,698	7,179
U.S. Treasury 4.25% 2014	33,250	36,230
U.S. Treasury 1.875% 20156	75,771	81,204
U.S. Treasury 2.625% 2016	9,000	8,932
U.S. Treasury 3.125% 2016	5,600	5,643
U.S. Treasury 3.25% 2016	63,295	64,744
U.S. Treasury 3.25% 2016	17,200	17,568
U.S. Treasury 5.125% 2016	3,200	3,620
U.S. Treasury 4.75% 2017	27,000	29,861
U.S. Treasury 8.875% 2017	35,500	48,864
U.S. Treasury 1.625% 20186	20,691	21,672
U.S. Treasury 3.50% 2018	373,600	379,525
U.S. Treasury 3.75% 2018	42,900	43,832
U.S. Treasury 2.75% 2019	2,800	2,638
U.S. Treasury 3.125% 2019	110,250	106,542
U.S. Treasury 3.375% 2019	15,000	14,689
U.S. Treasury 3.625% 2019	200,750	201,095
U.S. Treasury 8.125% 2019	24,000	32,676
U.S. Treasury 3.625% 2020	61,750	61,572
U.S. Treasury 7.875% 2021	50,000	68,133
U.S. Treasury 6.25% 2023	245,000	299,780
U.S. Treasury 6.00% 2026	20,000	24,098
U.S. Treasury 6.50% 2026	14,385	18,248
U.S. Treasury 5.50% 2028	16,375	18,790
U.S. Treasury 5.25% 2029	4,025	4,489
U.S. Treasury 4.50% 2036	218,640	219,869
U.S. Treasury 4.375% 2038	24,065	23,589
U.S. Treasury 3.50% 2039	20,000	16,716
U.S. Treasury 4.50% 2039	9,470	9,427
U.S. Treasury 2.125% 20406	4,202	4,478
U.S. Treasury 4.625% 2040	85,250	86,602
Fannie Mae 4.625% 2013	25,000	26,762
Fannie Mae 6.25% 2029	47,000	54,913
Federal Home Loan Bank 0.16% 20115	14,200	14,209
Federal Home Loan Bank, Series 467, 5.25% 2014	11,125	12,444
CoBank ACB 7.875% 20184	10,000	10,942
CoBank ACB 0.857% 20224,5	8,315	6,492
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	4,400	4,429
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	11,750	11,909
Federal Agricultural Mortgage Corp. 4.875% 20114	11,000	11,345
Federal Agricultural Mortgage Corp. 5.50% 20114	3,000	3,155
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	13,375	13,860
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	12,500	12,875
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	12,500	12,786
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	12,000	12,476
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	12,000	12,367
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,754
		3,389,518

CONSUMER DISCRETIONARY — 4.49%
Allison Transmission Holdings, Inc., Term Loan B, 3.01% 20145,7,8	111,738	106,934
Allison Transmission Holdings, Inc. 11.00% 20154	22,450	24,358
Allison Transmission Holdings, Inc. 11.25% 20154,5,9	66,897	72,583
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20124	48,548	51,704
Charter Communications Operating, LLC, Term Loan B, 7.25% 20145,7,8	6,860	6,978
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	24,550	27,864
Charter Communications Operating, LLC, Term Loan C, 3.55% 20165,7,8	43,799	42,079
Charter Communications, Inc. 13.50% 20164	28,638	34,509
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 20184	28,250	28,886
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 20204	10,125	10,403
Univision Communications, Inc., First Lien Term Loan B, 2.54% 20145,7,8	78,344	71,555
Univision Communications Inc. 12.00% 20144	12,685	14,080
Univision Communications Inc. 10.50% 20154,5,9	118,525	108,154
Virgin Media Finance PLC 8.75% 2014	6,307	6,457
Virgin Media Finance PLC 9.125% 2016	32,000	34,320
Virgin Media Finance PLC, Series 1, 9.50% 2016	86,065	94,887
Virgin Media Inc. 6.50% 20184	8,800	8,888
Virgin Media Finance PLC 8.375% 20194	41,674	43,862
Michaels Stores, Inc., Term Loan B1, 2.563% 20135,7,8	21,754	20,893
Michaels Stores, Inc. 10.00% 2014	100,640	107,182
Michaels Stores, Inc. 0%/13.00% 201610,11	8,900	8,288
Michaels Stores, Inc. 0%/13.00% 201610	7,170	6,677
Michaels Stores, Inc., Term Loan B2, 4.813% 20165,7,8	4,026	3,976
Toys “R” Us, Inc. 7.625% 2011	38,345	39,975
Toys “R” Us-Delaware, Inc., Term Loan B, 4.513% 20125,7,8	14,940	14,945
Toys “R” Us, Inc. 8.50% 20174	9,400	9,988
Toys “R” Us, Inc. 10.75% 20174	31,775	36,224
Federated Retail Holdings, Inc. 5.35% 2012	4,490	4,715
Macy’s Retail Holdings, Inc. 8.875% 20155	17,510	20,180
Federated Retail Holdings, Inc. 5.90% 2016	56,600	58,581
Federated Retail Holdings, Inc. 6.375% 2037	14,300	13,871
Time Warner Cable Inc. 6.20% 2013	2,100	2,342
Time Warner Cable Inc. 7.50% 2014	10,400	12,076
Time Warner Cable Inc. 3.50% 2015	2,000	2,023
Time Warner Cable Inc. 6.75% 2018	29,000	32,932
Time Warner Cable Inc. 5.00% 2020	19,000	19,019
Time Warner Cable Inc. 6.55% 2037	25,000	26,397
Ford Motor Credit Co. 9.75% 20105	45,600	46,690
Ford Motor Credit Co. 7.25% 2011	7,500	7,749
Ford Motor Credit Co. 7.375% 2011	1,800	1,842
Ford Motor Co. 9.50% 2011	1,000	1,063
Ford Motor Credit Co. 9.875% 2011	10,645	11,268
Ford Motor Credit Co. 3.048% 20125	26,685	25,951
MGM MIRAGE 8.50% 2010	49,305	49,736
MGM MIRAGE 6.75% 2012	9,150	8,876
MGM MIRAGE 6.75% 2013	8,200	7,831
MGM MIRAGE 13.00% 2013	10,725	12,656
MGM MIRAGE 10.375% 20144	1,675	1,843
MGM MIRAGE 7.50% 2016	4,000	3,550
MGM MIRAGE 11.125% 20174	2,450	2,796
MGM MIRAGE 9.00% 20204	5,150	5,433
Comcast Corp. 5.50% 2011	2,590	2,690
Comcast Cable Communications, Inc. 6.75% 2011	4,660	4,854
Comcast Corp. 5.85% 2015	7,200	7,999
Comcast Corp. 5.90% 2016	16,000	17,621
Comcast Corp. 6.30% 2017	3,000	3,330
Comcast Corp. 6.45% 2037	35,800	37,617
Comcast Corp. 6.95% 2037	10,275	11,481
Comcast Corp. 6.40% 2040	3,700	3,860
News America Inc. 5.30% 2014	26,150	28,769
News America Holdings Inc. 8.00% 2016	6,000	7,283
News America Inc. 6.90% 2019	28,000	32,273
News America Inc. 6.65% 2037	5,500	5,971
News America Inc. 6.90% 2039	10,000	11,215
Time Warner Inc. 5.50% 2011	5,185	5,500
AOL Time Warner Inc. 6.875% 2012	14,000	15,413
Time Warner Companies, Inc. 9.125% 2013	5,000	5,866
Time Warner Inc. 5.875% 2016	19,985	22,221
Time Warner Companies, Inc. 7.25% 2017	9,500	11,113
Time Warner Inc. 6.50% 2036	17,000	17,879
Time Warner Inc. 6.20% 2040	1,000	1,016
Neiman Marcus Group, Inc. 9.00% 20155,9	52,247	53,814
Neiman Marcus Group, Inc. 10.375% 2015	20,400	21,599
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	63,875	67,947
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	2,650	2,922
Cox Communications, Inc. 7.75% 2010	10,000	10,323
Cox Communications, Inc. 5.45% 2014	5,000	5,475
Cox Communications, Inc. 5.875% 20164	25,000	27,394
Cox Communications, Inc. 8.375% 20394	16,845	21,943
Royal Caribbean Cruises Ltd. 8.75% 2011	26,625	27,757
Royal Caribbean Cruises Ltd. 11.875% 2015	18,175	21,992
Cinemark USA, Inc., Term Loan, 3.56% 20165,7,8	3,667	3,676
Cinemark USA, Inc. 8.625% 2019	40,375	42,999
AMC Entertainment Inc. 8.75% 2019	42,400	45,156
CSC Holdings, Inc., Series B, 6.75% 2012	400	422
CSC Holdings, Inc. 8.50% 20144	14,975	16,136
CSC Holdings, Inc. 8.50% 20154	2,000	2,140
CSC Holdings, Inc. 8.625% 20194	14,375	15,777
Cablevision Systems Corp. 8.00% 2020	10,000	10,225
Regal Cinemas Corp., Series B, 9.375% 2012	7,250	7,332
Regal Cinemas Corp. 8.625% 2019	31,095	33,116
Boyd Gaming Corp. 7.75% 2012	28,400	28,400
Boyd Gaming Corp. 6.75% 2014	10,504	9,769
Technical Olympic USA, Inc. 9.00% 201012	10,675	7,539
Technical Olympic USA, Inc. 9.00% 201012	7,815	5,519
Technical Olympic USA, Inc. 9.25% 20114,12	33,175	23,430
Quebecor Media Inc. 7.75% 2016	24,450	24,633
Quebecor Media Inc. 7.75% 2016	11,195	11,279
Warner Music Group 7.375% 2014	22,665	21,985
Warner Music Group 9.50% 20164	12,300	13,346
J.C. Penney Co., Inc. 9.00% 2012	12,006	13,627
J.C. Penney Co., Inc., Series A, 6.875% 2015	6,355	6,927
J.C. Penney Corp., Inc. 5.75% 2018	13,000	13,845
Target Corp. 6.00% 2018	24,500	28,088
Target Corp. 7.00% 2038	5,000	6,020
Tenneco Automotive Inc., Series B, 10.25% 2013	2,572	2,665
Tenneco Automotive Inc. 8.625% 2014	30,025	31,076
Dollar General Corp., Term Loan B2, 3.006% 20145,7,8	4,268	4,195
Dollar General Corp. 10.625% 2015	15,940	17,793
Dollar General Corp. 11.875% 20175,9	7,689	9,073
Marriott International, Inc., Series J, 5.625% 2013	8,330	8,889
Marriott International, Inc., Series I, 6.375% 2017	19,500	20,694
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	14,150	14,929
DaimlerChrysler North America Holding Corp. 7.30% 2012	7,875	8,560
DaimlerChrysler North America Holding Corp. 6.50% 2013	5,400	6,027
Beazer Homes USA, Inc. 8.375% 2012	15,798	15,877
Beazer Homes USA, Inc. 8.125% 2016	13,050	12,332
LBI Media, Inc. 8.50% 20174	30,574	26,485
Cooper-Standard Automotive Inc. 7.00% 20122,12	19,650	25,211
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	24,535	24,964
NBC Universal, Inc. 3.65% 20154	12,650	12,785
NBC Universal, Inc. 5.15% 20204	6,700	6,791
NBC Universal, Inc. 6.40% 20404	4,100	4,248
Radio One, Inc. 6.375% 2013	22,565	19,011
Clear Channel Worldwide, Series B, 9.25% 20174	17,300	18,619
Hanesbrands Inc., Series B, 3.831% 20145	14,800	14,356
Hanesbrands Inc. 8.00% 2016	2,600	2,730
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	2,006
Mohegan Tribal Gaming Authority 6.125% 2013	4,175	3,778
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	4,047
Mohegan Tribal Gaming Authority 6.875% 2015	8,775	6,976
Staples, Inc. 7.75% 2011	2,115	2,234
Staples, Inc. 9.75% 2014	11,875	14,557
KB Home 6.25% 2015	16,905	16,630
UPC Germany GmbH 8.125% 20174	15,800	16,195
Kabel Deutschland GmbH 10.625% 2014	14,825	15,529
American Axle & Manufacturing Holdings, Inc. 9.25% 20174	13,500	14,411
Meritage Homes Corp. 6.25% 2015	5,350	5,176
Meritage Corp. 7.731% 20174	9,500	8,621
UPC Holding BV 9.875% 20184	12,500	13,250
Thomson Reuters Corp. 5.95% 2013	3,625	4,049
Thomson Reuters Corp. 6.50% 2018	8,000	9,135
Bon-Ton Department Stores, Inc. 10.25% 2014	12,850	13,075
Lowe’s Companies, Inc. 4.625% 2020	3,258	3,344
Lowe’s Companies, Inc. 5.80% 2040	8,700	8,983
Vidéotron Ltée 6.875% 2014	7,169	7,294
Vidéotron Ltée 6.375% 2015	4,905	4,917
Seminole Tribe of Florida 6.535% 20204,7	10,000	9,069
Seminole Tribe of Florida 7.804% 20204,7	3,295	3,103
TL Acquisitions, Inc., Term Loan B, 2.79% 20145,7,8	4,615	4,151
Thomson Learning 10.50% 20154	7,780	7,663
Fox Acquisition LLC 13.375% 20164	11,690	11,690
Seneca Gaming Corp. 7.25% 2012	8,000	8,000
Seneca Gaming Corp., Series B, 7.25% 2012	3,275	3,275
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	10,055	10,382
Lear Corp. 7.875% 2018	10,000	10,238
Education Management LLC and Education Management Finance Corp. 8.75% 2014	9,640	9,965
Marks and Spencer Group PLC 6.25% 20174	7,000	7,468
Marks and Spencer Group PLC 7.125% 20374	1,000	1,040
Libbey Glass Inc. 10.00% 20154	7,500	7,959
Kohl’s Corp. 6.25% 2017	6,450	7,319
Kohl’s Corp. 6.875% 2037	500	575
Limited Brands, Inc. 7.00% 2020	7,000	7,175
Home Depot, Inc. 5.40% 2016	1,819	1,998
Home Depot, Inc. 5.875% 2036	5,000	5,020
Local T.V. Finance LLC 10.00% 20154,5,9	8,396	6,255
Vitamin Shoppe Industries Inc. 7.75% 20125	6,218	6,249
Jarden Corp. 8.00% 2016	5,725	6,061
Gray Television Inc. 10.50% 20154	5,885	5,936
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	5,400	5,832
Standard Pacific Corp. 6.25% 2014	2,800	2,730
Standard Pacific Corp. 7.00% 2015	3,010	2,965
Nordstrom, Inc. 4.75% 2020	5,000	5,034
Grupo Televisa, SAB 6.625% 2040	3,000	3,093
Walt Disney Co. 5.625% 2016	2,000	2,283
Sealy Mattress Co. 10.875% 20164	1,530	1,752
American Media Operations, Inc 9.00% 20134,9	1,010	661
		2,969,050

MORTGAGE-BACKED OBLIGATIONS7 — 4.44%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	36,750	36,760
Fannie Mae 4.89% 2012	10,000	10,381
Fannie Mae 4.00% 2015	2,837	2,926
Fannie Mae 5.00% 2018	8,855	9,448
Fannie Mae 5.50% 2018	7,539	8,124
Fannie Mae 5.50% 2020	21,807	23,486
Fannie Mae 6.00% 2021	791	854
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	12,855	13,349
Fannie Mae 5.50% 2022	1,686	1,804
Fannie Mae 5.50% 2022	407	436
Fannie Mae 5.00% 2023	753	796
Fannie Mae 5.50% 2023	18,934	20,272
Fannie Mae 5.50% 2023	161	173
Fannie Mae 4.00% 2024	32,161	32,769
Fannie Mae 4.00% 2024	18,260	18,605
Fannie Mae 4.00% 2024	9,320	9,496
Fannie Mae 4.50% 2024	26,263	27,342
Fannie Mae 4.50% 2024	17,399	18,114
Fannie Mae 4.50% 2024	11,881	12,369
Fannie Mae 4.50% 2024	6,520	6,787
Fannie Mae 4.50% 2024	1,456	1,515
Fannie Mae 5.50% 2024	1,462	1,565
Fannie Mae 4.00% 2025	49,614	50,551
Fannie Mae 4.00% 2025	39,486	40,232
Fannie Mae 4.00% 2025	1,750	1,780
Fannie Mae 4.00% 2025	1,261	1,285
Fannie Mae 4.50% 2025	1,750	1,819
Fannie Mae, Series 2001-4, Class GA, 9.965% 20255	519	597
Fannie Mae, Series 2001-4, Class NA, 11.815% 20255	35	39
Fannie Mae 6.00% 2026	13,595	14,647
Fannie Mae 7.00% 2026	1,532	1,692
Fannie Mae 6.00% 2028	18,806	20,261
Fannie Mae 7.00% 2028	4,598	5,079
Fannie Mae 7.00% 2028	841	929
Fannie Mae, Series 2001-20, Class E, 9.622% 20315	452	521
Fannie Mae 5.50% 2033	3,017	3,201
Fannie Mae 4.601% 20355	3,080	3,211
Fannie Mae 5.00% 2035	89,949	93,793
Fannie Mae 5.50% 2035	5,267	5,575
Fannie Mae 5.50% 2035	2,945	3,117
Fannie Mae 6.50% 2035	306	336
Fannie Mae 7.00% 2035	3,864	4,269
Fannie Mae 5.00% 2036	1,370	1,426
Fannie Mae 5.50% 2036	26,288	27,776
Fannie Mae 5.50% 2036	2,805	2,961
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	6,316	6,823
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	19,173	20,408
Fannie Mae 5.50% 2037	14,673	15,515
Fannie Mae 5.60% 20375	11,437	12,021
Fannie Mae 6.00% 2037	219,060	232,752
Fannie Mae 6.00% 2037	58,915	62,597
Fannie Mae 6.00% 2037	23,865	25,390
Fannie Mae 6.00% 2037	23,016	24,580
Fannie Mae 6.00% 2037	16,975	18,082
Fannie Mae 6.00% 2037	15,951	16,941
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	14,364	15,473
Fannie Mae 6.00% 2037	8,598	9,191
Fannie Mae 6.00% 2037	6,521	6,926
Fannie Mae 6.00% 2037	1,690	1,776
Fannie Mae 6.50% 2037	9,739	10,523
Fannie Mae 6.50% 2037	7,450	8,050
Fannie Mae 6.50% 2037	6,336	6,859
Fannie Mae 6.50% 2037	6,279	6,796
Fannie Mae 7.00% 2037	4,737	5,121
Fannie Mae 7.00% 2037	3,437	3,716
Fannie Mae 7.50% 2037	5,441	5,963
Fannie Mae 7.50% 2037	1,235	1,354
Fannie Mae 7.50% 2037	608	666
Fannie Mae 7.50% 2037	582	638
Fannie Mae 7.50% 2037	175	193
Fannie Mae 8.00% 2037	583	644
Fannie Mae 8.00% 2037	106	117
Fannie Mae 4.50% 2038	11,983	12,131
Fannie Mae 5.50% 2038	9,765	10,323
Fannie Mae 5.50% 2038	8,622	9,095
Fannie Mae 5.50% 2038	4,014	4,234
Fannie Mae 6.00% 2038	24,405	25,919
Fannie Mae 6.00% 2038	19,937	21,238
Fannie Mae 6.00% 2038	12,621	13,444
Fannie Mae 6.00% 2038	8,712	9,280
Fannie Mae 6.00% 2038	2,288	2,436
Fannie Mae 6.50% 2038	8,652	9,362
Fannie Mae 4.50% 2039	79,653	80,425
Fannie Mae 5.00% 2039	21,843	22,641
Fannie Mae 6.00% 2039	9,550	10,146
Fannie Mae 4.50% 2040	34,910	35,248
Fannie Mae 5.00% 2040	2,190	2,270
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,157	1,263
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	791	882
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	533	607
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,249	1,423
Fannie Mae 6.50% 2047	3,232	3,446
Fannie Mae 6.50% 2047	3,035	3,236
Fannie Mae 6.50% 2047	2,692	2,870
Fannie Mae 6.50% 2047	2,250	2,399
Fannie Mae 6.50% 2047	2,187	2,331
Fannie Mae 6.50% 2047	1,436	1,531
Fannie Mae 6.50% 2047	1,029	1,097
Fannie Mae 6.50% 2047	906	966
Fannie Mae 7.00% 2047	2,323	2,511
Fannie Mae 7.00% 2047	2,119	2,291
Fannie Mae 7.00% 2047	1,800	1,946
Fannie Mae 7.00% 2047	1,458	1,576
Fannie Mae 7.00% 2047	314	339
Freddie Mac 5.00% 2018	5,181	5,535
Freddie Mac 5.50% 2018	2,638	2,846
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	26,336
Freddie Mac 5.50% 2019	7,125	7,686
Freddie Mac, Series 2289, Class NB, 11.259% 20225	95	109
Freddie Mac 5.00% 2023	18,803	19,895
Freddie Mac 5.00% 2023	16,193	17,133
Freddie Mac 5.00% 2023	10,992	11,630
Freddie Mac 5.00% 2023	5,769	6,126
Freddie Mac 5.00% 2024	18,195	19,269
Freddie Mac 6.00% 2026	2,765	2,990
Freddie Mac 6.00% 2027	4,749	5,136
Freddie Mac 4.627% 20355	4,324	4,526
Freddie Mac 5.00% 2035	8,589	8,955
Freddie Mac, Series 3061, Class PN, 5.50% 2035	4,406	4,753
Freddie Mac 5.00% 2036	7,869	8,190
Freddie Mac, Series 3257, Class PA, 5.50% 2036	19,299	20,662
Freddie Mac 5.00% 2037	2,347	2,441
Freddie Mac, Series 3286, Class JN, 5.50% 2037	25,814	27,365
Freddie Mac, Series 3312, Class PA, 5.50% 2037	19,693	20,876
Freddie Mac, Series 3318, Class JT, 5.50% 2037	14,501	15,372
Freddie Mac, Series 3271, Class OA, 6.00% 2037	17,768	19,461
Freddie Mac 6.00% 2037	715	767
Freddie Mac 6.50% 2037	4,288	4,662
Freddie Mac 6.50% 2038	18,168	19,733
Freddie Mac 6.50% 2038	6,394	6,932
Freddie Mac 5.00% 2039	12,439	12,907
Freddie Mac 5.00% 2039	8,495	8,814
Freddie Mac 5.00% 2039	5,514	5,722
Freddie Mac 6.00% 2039	3,386	3,633
Freddie Mac 6.00% 2039	1,701	1,824
Freddie Mac 6.00% 2040	3,750	4,014
Freddie Mac 6.50% 2040	8,000	8,675
Government National Mortgage Assn. 10.00% 2021	827	955
Government National Mortgage Assn. 10.00% 2025	783	899
Government National Mortgage Assn. 4.50% 2038	1,119	1,140
Government National Mortgage Assn. 4.50% 2040	99,896	101,464
Government National Mortgage Assn. 4.50% 2040	8,000	8,126
Government National Mortgage Assn. 4.50% 2040	1,194	1,215
Government National Mortgage Assn. 5.00% 20402	1,876	1,957
Government National Mortgage Assn. 5.00% 20402	1,237	1,290
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20374	7,250	7,625
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20374	20,000	20,946
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20374	37,375	39,051
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20374	20,500	21,370
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20374	5,550	5,745
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	49,228	48,105
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	11,354	6,822
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	3,387	3,288
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.613% 20375	24,559	13,839
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.666% 20475	9,378	6,447
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.783% 20475	14,659	10,217
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,036	3,136
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,463	2,364
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	7,185	7,427
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	4,289	3,830
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	6,579	6,685
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	10,000	10,383
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-2A, 5.802% 20375	9,870	5,261
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-6A, 5.863% 20375	6,893	3,793
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910	7,340
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 20385	8,000	8,053
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.998% 20395	10,880	10,492
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 20405	3,041	3,057
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20405	10,900	11,464
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A2, 5.782% 20365	10,000	8,296
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 2-A3, 5.725% 20375	42,552	36,029
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.784% 20375	14,789	10,758
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.828% 20375	14,159	11,435
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.392% 20355	5,495	4,399
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.091% 20375	16,584	14,363
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.835% 20475	32,421	24,931
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 5.945% 20475	17,505	14,148
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20364	12,000	12,509
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 20364	5,000	5,213
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 20364	18,000	18,762
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 20364	17,000	17,717
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 20364	1,670	1,735
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	14,016	14,620
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.445% 20445	22,000	22,987
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	12,500	13,284
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 5.912% 20375	13,344	9,129
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	28,778	22,247
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	23,232	15,624
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	1,380	1,410
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	1,409	1,411
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	1,961	2,012
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	675	692
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	8,500	8,525
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,587	2,595
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.064% 20455	14,700	15,441
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	4,220	4,305
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.643% 20365	5,632	3,937
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 2-A2, 5.842% 20365	6,412	4,197
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.877% 20365	22,598	17,658
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.759% 20375	8,996	6,023
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.785% 20475	5,641	3,642
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	2,090	2,100
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.514% 20445	13,000	13,776
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.513% 20455	17,000	17,950
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	8,911	9,153
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20455	3,000	3,120
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.392% 20455	17,730	17,567
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.572% 20365	13,925	11,166
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.771% 20365	30,142	18,483
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	9,824	9,947
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20375	10,000	10,343
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.085% 20385	7,000	7,290
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)5	27,410	27,124
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A1, 5.00% 2019	19,520	19,605
Banc of America Mortgage Securities, Inc., Series 2005-E, Class 4-A1, 5.376% 20355	6,854	6,485
Bank of America 5.50% 20124	22,500	24,115
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.454% 20355	3,320	2,718
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR5, Class 2-A7A, 6.152% 20365	22,933	15,497
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.534% 20375	4,754	3,445
Citicorp Mortgage Securities, Inc. 5.50% 2035	22,778	21,292
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20435	20,250	21,069
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20264	20,118	19,564
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.378% 20425	17,875	18,825
Nationwide Building Society, Series 2007-2, 5.50% 20124	17,500	18,792
Lehman Mortgage Trust, Series 2006-6, Class 3-A-9, 5.50% 2036	24,890	15,580
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.527% 20365	9,921	8,642
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR4, Class 2-A-4, 5.724% 20365	6,200	5,519
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20305	11,422	12,055
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	9,505	9,334
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	2,722	2,713
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3-A, 3.44% 20355	14,690	11,235
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 5.875% 20365	788	531
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	11,338	11,637
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 3.723% 20355	11,073	8,168
Bear Stearns ARM Trust, Series 2006-2, Class 2-A-1, 5.65% 20365	4,404	3,294
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	5,449	5,066
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 4.144% 20355	8,085	5,567
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20354	10,000	10,272
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20354,5	8,790	8,573
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20404,5	390	390
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 20375	14,310	8,558
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	8,000	8,288
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	7,132
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	6,584	6,644
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.433% 20375	11,786	6,486
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 20184	6,000	6,294
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.784% 20365	8,984	5,692
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	5,783	5,539
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.734% 20365	2,000	1,636
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.761% 20375	3,875	2,925
Washington Mutual Mortgage, WMALT Series 2007-2, Class 3-A-1, 5.50% 2022	3,493	3,108
Banc of America Funding Trust, Series 2006-7, Class T-2-A-1, 5.878% 2036	4,865	3,044
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	2,346	2,384
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20114	750	739
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20194	1,202	1,203
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 3.343% 20365	2,542	1,711
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.883% 20314,5	17,865	415
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	773	786
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.177% 20274,5	193	190
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.334% 20274,5	167	167
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	224	224
		2,940,451

FINANCIALS — 4.35%
Liberty Mutual Group Inc. 6.50% 20354	34,515	31,165
Liberty Mutual Group Inc. 7.50% 20364	10,530	10,522
Liberty Mutual Group Inc., Series B, 7.00% 20674,5	12,690	11,261
Liberty Mutual Group Inc., Series A, 7.80% 20874,5	78,650	73,538
Liberty Mutual Group Inc., Series C, 10.75% 20884,5	91,185	107,142
CIT Group Inc., Term Loan 2A, 9.50% 20125,7,8	65,800	67,414
CIT Group Inc., Series A, 7.00% 2013	32,573	32,288
CIT Group Inc., Term Loan, 13.00% 20125,7,8	31,500	32,623
CIT Group Inc., Series A, 7.00% 2014	28,752	27,817
CIT Group Inc., Series A, 7.00% 2015	57,248	54,744
CIT Group Inc., Series A, 7.00% 2016	20,490	19,542
Simon Property Group, LP 5.30% 2013	1,590	1,706
Simon Property Group, LP 6.75% 2014	5,310	5,939
Simon Property Group, LP 5.25% 2016	79,670	82,704
Simon Property Group, LP 6.10% 2016	5,550	5,992
Simon Property Group, LP 5.875% 2017	22,510	24,124
Simon Property Group, LP 6.125% 2018	22,390	24,114
Simon Property Group, LP 10.35% 2019	5,000	6,489
Simon Property Group, LP 5.65% 2020	2,000	2,064
International Lease Finance Corp. 5.125% 2010	1,100	1,101
International Lease Finance Corp., Series R, 4.95% 2011	3,735	3,718
International Lease Finance Corp., Series Q, 5.45% 2011	24,240	24,193
International Lease Finance Corp., Series Q, 5.75% 2011	17,990	17,957
International Lease Finance Corp. 5.00% 2012	2,995	2,887
International Lease Finance Corp., Series R, 5.30% 2012	9,020	8,800
International Lease Finance Corp., Series R, 5.35% 2012	9,495	9,336
International Lease Finance Corp., Series R, 5.40% 2012	15,000	14,829
International Lease Finance Corp., Series R, 6.375% 2013	26,000	25,046
International Lease Finance Corp., Series R, 6.625% 2013	3,500	3,329
American General Finance Corp., Series I, 5.40% 2015	17,250	14,323
International Lease Finance Corp. 8.625% 20154	10,000	9,900
American General Finance Corp., Series J, 6.90% 2017	12,500	10,510
Westfield Group 5.40% 20124	4,350	4,653
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	18,485	19,404
Westfield Group 7.50% 20144	5,555	6,336
Westfield Group 5.75% 20154	10,250	11,094
Westfield Group 5.70% 20164	44,080	46,827
Westfield Group 7.125% 20184	50,165	56,780
Residential Capital Corp. 8.375% 2010	20,960	20,646
GMAC LLC 6.875% 2011	58,489	59,805
GMAC LLC 7.25% 2011	3,269	3,347
GMAC LLC 6.875% 2012	6,851	7,014
GMAC LLC 7.00% 2012	15,839	16,255
GMAC LLC 7.50% 2013	6,484	6,662
GMAC LLC 2.452% 20145	10,438	9,266
GMAC LLC 8.30% 20154	18,750	19,617
Zions Bancorporation 5.65% 2014	35,010	33,785
Zions Bancorporation 7.75% 2014	8,825	9,210
Zions Bancorporation 5.50% 2015	40,017	38,411
Zions Bancorporation 6.00% 2015	63,372	60,747
Bank of America Corp. 4.25% 2010	840	851
Bank of America Corp. 4.375% 2010	10,199	10,404
Bank of America Corp. 4.50% 2010	1,625	1,639
Bank of America Corp. 4.50% 2015	20,495	20,705
Bank of America Corp. 0.537% 20165	3,000	2,716
Bank of America Corp. 0.56% 20165	3,000	2,729
Bank of America Corp. 5.30% 2017	45,500	45,165
Bank of America Corp. 5.75% 2017	11,100	11,357
NB Capital Trust II 7.83% 2026	5,575	5,575
NB Capital Trust IV 8.25% 2027	4,000	4,060
Realogy Corp., Letter of Credit, 3.231% 20135,7,8	14,549	13,268
Realogy Corp., Term Loan B, 3.292% 20135,7,8	49,396	45,046
Realogy Corp., Term Loan DD, 3.292% 20135,7,8	15,864	14,467
Realogy Corp., Second Lien Term Loan A, 13.50% 20177,8	20,000	22,662
Rouse Co. 7.20% 201212	28,039	32,280
Rouse Co. 5.375% 201312	2,770	2,999
Rouse Co. 6.75% 20134,12	13,400	14,941
Rouse Co. 3.625% 200912	32,561	33,904
ProLogis 7.625% 2014	10,000	11,055
ProLogis 5.625% 2015	6,765	6,773
ProLogis 5.625% 2016	3,750	3,711
ProLogis 5.75% 2016	2,000	1,990
ProLogis 6.625% 2018	27,175	26,966
ProLogis 7.375% 2019	25,000	26,028
ProLogis 6.875% 2020	5,000	4,959
Developers Diversified Realty Corp. 4.625% 2010	6,165	6,182
Developers Diversified Realty Corp. 5.375% 2012	2,000	2,026
Developers Diversified Realty Corp. 5.50% 2015	23,528	23,130
Developers Diversified Realty Corp. 9.625% 2016	10,000	11,481
Developers Diversified Realty Corp. 7.50% 2017	35,275	36,687
Lloyds TSB Bank PLC 4.375% 20154	6,000	5,964
HBOS PLC 6.75% 20184	47,050	45,120
Lloyds TSB Bank PLC 5.80% 20204	7,480	7,427
LBG Capital No.1 PLC, Series 2, 7.875% 202011	20,000	18,400
HBOS PLC 6.00% 20334	305	237
Abbey National Treasury Services PLC 3.875% 20144	9,950	9,954
Santander Issuances, SA Unipersonal 5.805% 20164,5	10,000	9,902
Sovereign Bancorp, Inc. 8.75% 2018	27,047	31,026
Santander Issuances, SA Unipersonal 6.50% 20194,5	12,500	13,230
Kimco Realty Corp. 6.00% 2012	3,250	3,538
Kimco Realty Corp., Series C, 4.82% 2014	3,000	3,103
Kimco Realty Corp., Series C, 4.904% 2015	4,500	4,607
Kimco Realty Corp., Series C, 5.783% 2016	15,000	15,964
Kimco Realty Corp. 5.70% 2017	21,985	23,286
Kimco Realty Corp. 6.875% 2019	10,000	11,312
SLM Corp., Series A, 4.50% 2010	4,000	4,018
SLM Corp., Series A, 5.40% 2011	15,000	15,329
SLM Corp., Series A, 0.616% 20145	10,000	8,713
SLM Corp., Series A, 8.45% 2018	24,500	24,516
SLM Corp. 8.00% 2020	5,000	4,821
Metropolitan Life Global Funding I, 5.125% 20134	12,750	13,727
MetLife Capital Trust IV 7.875% 20674,5	32,930	34,521
MetLife Capital Trust X 9.25% 20684,5	1,500	1,762
MetLife Inc. 10.75% 20695	2,500	3,229
Standard Chartered PLC 3.85% 20154	5,000	5,030
Standard Chartered Bank 6.40% 20174	43,000	46,580
UnumProvident Finance Co. PLC 6.85% 20154	28,500	30,782
Unum Group 7.125% 2016	18,740	20,615
Capital One Capital III 7.686% 20365	11,745	11,569
Capital One Capital IV 6.745% 20375	16,120	14,508
Capital One Capital V 10.25% 2039	16,205	19,547
Hospitality Properties Trust 6.75% 20131	21,265	22,536
Hospitality Properties Trust 5.125% 20151	2,160	2,153
Hospitality Properties Trust 6.30% 20161	2,400	2,461
Hospitality Properties Trust 5.625% 20171	1,485	1,441
Hospitality Properties Trust 6.70% 20181	16,175	16,668
National City Preferred Capital Trust I 12.00% (undated)5	37,250	43,396
PRICOA Global Funding I 5.30% 20134	2,500	2,728
Prudential Financial, Inc., Series D, 6.10% 2017	5,000	5,425
Prudential Holdings, LLC, Series C, 8.695% 20234,7	17,250	20,267
Prudential Financial, Inc. 8.875% 20685	9,275	10,529
Citigroup Inc. 6.01% 2015	2,800	2,987
Citigroup Capital XXI 8.30% 20775	32,500	32,662
HSBK (Europe) BV 7.25% 20174	35,570	34,592
Royal Bank of Scotland Group PLC 5.00% 2013	3,985	3,930
Royal Bank of Scotland PLC 4.875% 2015	17,500	17,963
Royal Bank of Scotland Group PLC 5.05% 2015	5,306	5,133
Royal Bank of Scotland Group PLC 6.99% (undated)4,5	7,100	5,254
Nationwide Mutual Insurance Co. 5.81% 20244,5,7	8,150	7,565
Nationwide Mutual Insurance Co. 9.375% 20394	20,000	23,991
Lazard Group LLC 7.125% 2015	29,242	30,975
ERP Operating LP 5.50% 2012	4,000	4,303
ERP Operating LP 6.625% 2012	2,000	2,170
ERP Operating LP 5.20% 2013	2,500	2,681
ERP Operating LP 5.25% 2014	2,000	2,121
ERP Operating LP 6.584% 2015	2,705	3,005
ERP Operating LP 5.75% 2017	4,000	4,296
ERP Operating LP 7.125% 2017	10,000	11,083
Morgan Stanley 6.00% 2014	11,000	11,843
Morgan Stanley, Series F, 6.00% 2015	8,000	8,558
Morgan Stanley, Series F, 5.625% 2019	7,000	6,916
UniCredito Italiano SpA 5.584% 20174,5	10,000	10,045
UniCredito Italiano SpA 6.00% 20174	14,650	15,125
UBS AG 5.875% 2017	10,997	11,650
UBS AG 5.75% 2018	11,000	11,548
New York Life Global Funding 4.65% 20134	19,500	20,940
Wells Fargo & Co. 4.375% 2013	10,850	11,477
Wells Fargo & Co. 3.625% 2015	3,405	3,461
Corestates Capital I 8.00% 20264	5,714	5,892
Monumental Global Funding 5.50% 20134	10,000	10,714
Monumental Global Funding III 0.503% 20144,5	8,000	7,640
Monumental Global Funding III 5.25% 20144	1,500	1,608
Barclays Bank PLC 2.50% 2013	4,625	4,656
Barclays Bank PLC 5.20% 2014	5,500	5,905
Barclays Bank PLC 3.90% 2015	1,500	1,519
Barclays Bank PLC 6.05% 20174	1,500	1,566
Barclays Bank PLC 5.125% 2020	5,500	5,510
HSBC Holdings PLC 6.50% 2037	18,000	19,138
Regions Financial Corp. 7.75% 2014	17,500	18,916
Host Marriott, LP, Series K, 7.125% 2013	8,750	8,947
Host Marriott, LP, Series O, 6.375% 2015	950	959
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	7,800	7,995
Host Hotels & Resorts LP 9.00% 20174	900	985
ZFS Finance (USA) Trust II 6.45% 20654,5	12,500	12,187
ZFS Finance (USA) Trust V 6.50% 20674,5	3,011	2,913
American Express Co. 6.15% 2017	12,610	13,846
AXA SA 6.463% (undated)4,5	15,000	13,500
Lincoln National Corp. 5.65% 2012	12,000	12,757
JPMorgan Chase & Co. 4.95% 2020	12,600	12,644
Korea Development Bank 5.30% 2013	11,000	11,680
BBVA Bancomer SA 7.25% 20204	11,115	11,334
Principal Life Insurance Co. 5.30% 2013	10,000	10,755
Boston Properties, Inc. 5.875% 2019	10,000	10,624
Berkshire Hathaway Inc. 2.125% 2013	5,000	5,067
Berkshire Hathaway Inc. 3.20% 2015	5,000	5,102
Genworth Financial, Inc. 6.15% 20665	12,500	10,094
CNA Financial Corp. 5.85% 2014	5,625	5,865
CNA Financial Corp. 7.35% 2019	3,000	3,209
Banco Mercantil del Norte, SA 6.135% 20164,5	2,000	1,996
Banco Mercantil del Norte, SA 6.862% 20214,5	6,850	6,640
Société Générale 5.75% 20164	7,800	8,407
Nationwide Financial Services, Inc. 6.75% 20675	8,780	7,528
Paribas, New York Branch 6.95% 2013	6,000	6,741
BNP Paribas 4.80% 20154	440	462
Brandywine Operating Partnership, LP 5.40% 2014	6,000	6,213
Charles Schwab Corp., Series A, 6.375% 2017	4,000	4,423
Schwab Capital Trust I 7.50% 20375	1,500	1,526
First Niagara Financial Group, Inc. 6.75% 20201	5,500	5,673
UDR, Inc. 5.00% 2012	2,500	2,551
UDR, Inc., Series A, 5.25% 2015	3,000	3,052
Nomura Holdings, Inc. 6.70% 2020	5,000	5,366
Development Bank of Singapore Ltd. 7.125% 20114	5,000	5,287
TuranAlem Finance BV 8.25% 20374,12	10,000	5,225
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,197
Allstate Corp., Series B, 6.125% 20675	2,445	2,311
Nordea Bank, Series 2, 3.70% 20144	4,000	4,089
Goldman Sachs Group, Inc. 6.15% 2018	3,250	3,372
First Tennessee Bank 5.05% 2015	3,400	3,332
Credit Suisse Group AG 3.50% 2015	3,000	3,029
ACE INA Holdings Inc. 5.875% 2014	2,500	2,782
TIAA Global Markets 4.95% 20134	2,000	2,178
Ambac Financial Group, Inc. 6.15% 20875,12	8,405	967
		2,877,821

INDUSTRIALS — 2.29%
Nielsen Finance LLC, Term Loan A, 2.251% 20135,7,8	8,484	8,291
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	48,750	51,431
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	41,850	47,709
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 201610	78,625	76,659
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	24,510	27,941
Nielsen Finance LLC, Term Loan 1L, 8.50% 20172,7,8	12,000	12,780
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20127	8,050	8,226
Northwest Airlines, Inc., Term Loan B, 3.80% 20135,7,8	4,783	4,413
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20147	58,790	59,819
Northwest Airlines, Inc., Term Loan A, 2.05% 20185,7,8	54,256	46,525
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20247	25,084	24,269
Continental Airlines, Inc. 8.75% 2011	27,750	28,374
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 20127	11,700	11,766
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20167	7,916	8,013
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20177	5,176	5,072
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20187	707	683
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20197	15,110	15,233
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20197	4,660	4,707
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20197	881	881
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20207	10,161	10,377
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20207	651	622
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20207	10,685	9,857
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20217	664	680
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20217	3,249	3,216
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20227	14,609	14,682
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20227	11,281	10,830
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20227	3,437	3,487
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20227	6,299	6,484
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20227	6,096	6,066
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.19% 20145,7,8	4,689	4,034
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.29% 20145,7,8	79,517	68,409
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20145,7,8	17,505	17,628
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	3,570	3,151
Hawker Beechcraft Acquisition Co., LLC 8.875% 20155,9	14,057	12,089
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	1,305	1,024
US Investigations Services, Inc., Term Loan B, 3.271% 20155,7,8	18,524	17,320
US Investigations Services, Inc. 10.50% 20154	49,290	49,044
US Investigations Services, Inc. 11.75% 20164	21,761	20,809
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 20127	1,169	1,171
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20127	17,745	17,878
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20127	745	747
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20127	4,595	4,612
AMR Corp. 9.00% 2012	11,000	10,533
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20137	17,138	17,716
AMR Corp. 9.00% 2016	2,000	1,760
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20197	13,303	11,308
AMR Corp. 10.00% 2021	3,000	2,460
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 20227	6,445	5,478
Ashtead Group PLC 8.625% 20154	14,675	15,042
Ashtead Capital, Inc. 9.00% 20164	46,185	47,801
Iron Mountain Inc. 8.00% 2020	12,000	12,495
Iron Mountain Inc. 8.375% 2021	45,000	47,756
CEVA Group PLC, Bridge Loan, 8.506% 20152,5,7,8	32,191	28,328
CEVA Group PLC 11.625% 20164	2,450	2,674
CEVA Group PLC 11.50% 20184	14,675	15,867
RailAmerica, Inc. 9.25% 2017	38,253	41,409
ARAMARK Corp., Term Loan B, 2.165% 20145,7,8	4,154	4,064
ARAMARK Corp., Letter of Credit, 2.167% 20145,7,8	273	267
ARAMARK Corp. 3.749% 20155	8,050	7,688
ARAMARK Corp. 8.50% 2015	20,575	21,218
ARAMARK Corp., Letter of Credit, 3.392% 20165,7,8	492	491
ARAMARK Corp., Term Loan B, 3.54% 20165,7,8	7,483	7,466
Nortek, Inc. 11.00% 2013	37,335	40,508
United Air Lines, Inc., Term Loan B, 2.375% 20145,7,8	26,590	24,742
United Air Lines, Inc., Series 1996-A2, 7.87% 20192,7,12	2,421	—
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20214,7	5,045	4,515
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20247	11,658	11,192
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	32,461	33,557
AMH Holdings, Inc. 11.25% 2014	30,315	31,452
AMH Holdings, Inc. 9.875% 2016	825	907
Union Pacific Corp. 5.125% 2014	15,325	16,594
Union Pacific Corp. 5.75% 2017	2,065	2,250
Union Pacific Corp. 5.70% 2018	8,000	8,637
Koninklijke Philips Electronics NV 5.75% 2018	23,250	25,546
Burlington Northern Santa Fe Corp. 7.00% 2014	13,885	15,990
Burlington Northern Santa Fe Corp. 4.70% 2019	5,390	5,486
BNSF Funding Trust I 6.613% 20555	2,630	2,604
Kansas City Southern Railway Co. 13.00% 2013	8,625	10,339
Kansas City Southern Railway Co. 8.00% 2015	1,500	1,594
Kansas City Southern de México, SA de CV 8.00% 20184	10,000	10,475
TransDigm Inc. 7.75% 2014	11,950	12,264
TransDigm Inc. 7.75% 20144	9,000	9,236
Norfolk Southern Corp. 5.75% 2016	6,710	7,498
Norfolk Southern Corp. 5.75% 2018	12,000	13,107
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20114,7	15,073	15,765
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20134,7	2,217	2,348
Caterpillar Financial Services Corp., Series F, 4.85% 2012	8,335	8,996
Caterpillar Financial Services Corp., Series F, 6.20% 2013	2,500	2,826
Caterpillar Financial Services Corp., Series F, 5.50% 2016	5,000	5,520
Volvo Treasury AB 5.95% 20154	13,875	14,383
Honeywell International Inc. 3.875% 2014	13,605	14,351
United Technologies Corp. 5.70% 2040	12,000	12,575
Esterline Technologies Corp. 6.625% 2017	12,500	12,469
General Electric Co. 5.25% 2017	11,250	11,984
WMX Technologies, Inc. 7.10% 20261	10,125	11,310
USG Corp. 9.50% 20185	10,500	10,999
CSX Corp. 5.75% 2013	4,960	5,414
CSX Corp. 6.25% 2015	3,460	3,913
Allied Waste North America, Inc. 6.875% 2017	7,250	8,004
H&E Equipment Services, Inc. 8.375% 2016	7,800	7,800
Atlas Copco AB 5.60% 20174	7,405	7,762
Esco Corp. 4.132% 20134,5	3,725	3,474
Esco Corp. 8.625% 20134	4,000	4,160
Sequa Corp., Term Loan B, 3.55% 20145,7,8	7,348	6,852
RBS Global, Inc. and Rexnord LLC 8.50% 20184	6,000	6,045
John Deere Capital Corp. 5.40% 2011	2,000	2,126
John Deere Capital Corp. 5.10% 2013	500	544
John Deere Capital Corp., Series D, 5.50% 2017	2,500	2,760
Lockheed Martin Corp. 4.121% 2013	5,000	5,312
B/E Aerospace 8.50% 2018	3,530	3,786
Oshkosh Corp. 8.25% 20174	1,250	1,322
Oshkosh Corp. 8.50% 20204	1,900	2,009
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	1,375	1,420
		1,513,552

TELECOMMUNICATION SERVICES — 2.10%
Sprint Capital Corp. 7.625% 2011	3,100	3,197
Sprint Capital Corp. 8.375% 2012	12,500	13,250
Nextel Communications, Inc., Series E, 6.875% 2013	75,995	75,045
Nextel Communications, Inc., Series F, 5.95% 2014	39,210	37,642
Nextel Communications, Inc., Series D, 7.375% 2015	175,295	171,570
Cricket Communications, Inc. 9.375% 2014	99,485	103,340
Cricket Communications, Inc. 10.00% 2015	2,500	2,656
Cricket Communications, Inc. 7.75% 2016	48,075	50,118
Verizon Communications Inc. 3.75% 2011	19,750	20,331
ALLTEL Corp. 7.00% 2012	17,686	19,680
Verizon Communications Inc. 5.55% 2014	37,250	41,047
Verizon Global Funding Corp. 4.90% 2015	3,560	3,871
Verizon Communications Inc. 5.50% 2017	18,000	19,461
Verizon Communications Inc. 6.35% 2019	4,525	5,092
Verizon Communications Inc. 6.25% 2037	25,000	26,261
MetroPCS Wireless, Inc. 9.25% 2014	52,410	54,637
MetroPCS Wireless, Inc. 9.25% 2014	49,025	51,109
SBC Communications Inc. 6.25% 2011	5,500	5,761
AT&T Wireless Services, Inc. 8.125% 2012	16,935	19,142
AT&T Inc. 4.95% 2013	34,375	37,102
SBC Communications Inc. 5.10% 2014	3,500	3,826
SBC Communications Inc. 5.625% 2016	10,000	11,121
AT&T Inc. 5.80% 2019	8,750	9,543
AT&T Inc. 8.00% 20315	5,000	6,197
AT&T Inc. 6.55% 2039	5,000	5,378
Wind Acquisition SA 11.75% 20174	77,775	86,914
Crown Castle International Corp. 9.00% 2015	33,850	36,643
Crown Castle International Corp. 7.75% 20174	13,750	15,022
Crown Castle International Corp. 7.125% 2019	19,000	19,190
Windstream Corp. 8.125% 2013	6,000	6,300
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	7,125	7,290
Windstream Corp. 8.625% 2016	54,100	55,655
Clearwire Communications LLC/Finance 12.00% 20154	38,700	40,345
Clearwire Communications LLC/Finance 12.00% 20154	24,230	25,260
New Communications Holdings 7.875% 20154	8,975	9,312
New Communications Holdings 8.25% 20174	33,175	34,336
New Communications Holdings 8.50% 20204	6,950	7,193
New Communications Holdings 8.75% 20224	4,400	4,554
American Tower Corp. 4.625% 2015	10,000	10,368
American Tower Corp. 7.00% 2017	11,200	12,572
American Tower Corp. 7.25% 20194	24,050	27,056
Sorenson Communications 10.50% 20154	47,825	46,869
Telecom Italia Capital SA, Series B, 5.25% 2013	4,000	4,215
Telecom Italia Capital SA 5.25% 2015	22,000	22,713
Telecom Italia Capital SA 6.999% 2018	10,500	11,383
Intelsat, Ltd. 8.875% 2015	8,000	8,360
Intelsat, Ltd. 9.25% 2016	10,000	10,600
Intelsat Jackson Holding Co. 8.50% 20194	3,500	3,701
tw telecom inc. 8.00% 20184	20,000	20,800
Deutsche Telekom International Finance BV 5.875% 2013	5,625	6,172
Deutsche Telekom International Finance BV 4.875% 2014	10,000	10,603
SBA Telecommunications, Inc. 8.00% 20164	12,675	13,435
Qwest Corp. 8.875% 2012	2,400	2,634
Qwest Communications International Inc. 8.00% 20154	5,000	5,387
Qwest Capital Funding, Inc. 7.625% 2021	3,900	3,900
Telefónica Emisiones, SAU 3.729% 2015	3,050	3,072
Telefónica Emisiones, SAU 5.134% 2020	4,550	4,563
América Móvil, SAB de CV 6.125% 20404	7,575	7,578
Trilogy International Partners LLC, Term Loan B, 3.79% 20122,5,7,8	5,250	4,699
Level 3 Financing, Inc. 9.25% 2014	4,000	3,975
Hawaiian Telcom Communications, Inc. 0% 20135,12	15,920	398
Hawaiian Telcom Communications, Inc. 9.75% 201312	16,945	424
Hawaiian Telcom Communications, Inc., Series B, 12.50% 201512	7,075	1
		1,389,869

INFORMATION TECHNOLOGY — 1.87%
NXP BV and NXP Funding LLC 3.053% 20135	160,345	153,731
NXP BV and NXP Funding LLC 10.00% 201311	37,639	42,062
NXP BV and NXP Funding LLC 7.875% 2014	96,340	95,377
NXP BV and NXP Funding LLC 9.50% 2015	154,700	152,379
Freescale Semiconductor, Inc. 4.132% 20145	16,350	15,083
Freescale Semiconductor, Inc. 8.875% 2014	89,890	88,991
Freescale Semiconductor, Inc. 9.875% 20145,9	48,271	48,391
Freescale Semiconductor, Inc., Term Loan, 4.499% 20165,7,8	49,064	47,230
Freescale Semiconductor, Inc. 10.125% 2016	58,589	56,612
Freescale Semiconductor, Inc. 10.125% 20184	39,200	42,532
Sanmina-SCI Corp. 6.75% 2013	28,475	28,546
Sanmina-SCI Corp. 3.007% 20144,5	23,750	22,800
Sanmina-SCI Corp. 8.125% 2016	69,305	70,518
First Data Corp., Term Loan B2, 3.032% 20145,7,8	66,322	59,768
First Data Corp. 9.875% 2015	19,200	17,664
First Data Corp. 10.55% 20159	30,510	27,154
SunGard Data Systems Inc. 9.125% 2013	48,785	50,309
Jabil Circuit, Inc. 8.25% 2018	36,225	39,395
KLA-Tencor Corp. 6.90% 2018	29,000	32,119
Cisco Systems, Inc. 2.90% 2014	10,000	10,207
Cisco Systems, Inc. 4.95% 2019	20,000	21,249
Ceridian Corp. 11.25% 2015	28,425	29,420
National Semiconductor Corp. 6.15% 2012	15,000	16,235
National Semiconductor Corp. 6.60% 2017	7,250	7,996
Advanced Micro Devices, Inc. 8.125% 20174	20,250	20,959
Hewlett-Packard Co. 5.50% 2018	9,500	10,583
Electronic Data Systems Corp. 7.45% 2029	6,555	8,110
Serena Software, Inc. 10.375% 2016	13,430	13,027
Oracle Corp. 3.75% 2014	10,000	10,506
		1,238,953

HEALTH CARE — 1.52%
Tenet Healthcare Corp. 7.375% 2013	32,447	33,461
Tenet Healthcare Corp. 9.25% 2015	11,200	12,040
Tenet Healthcare Corp. 8.875% 20194	80,210	87,289
Elan Finance PLC and Elan Finance Corp. 4.25% 20115	20,780	20,572
Elan Finance PLC and Elan Finance Corp. 4.377% 20135	14,285	13,856
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	30,355	31,569
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	40,855	41,672
HealthSouth Corp. 10.75% 2016	84,200	92,199
Boston Scientific Corp. 4.50% 2015	7,500	7,364
Boston Scientific Corp. 6.25% 2015	2,880	3,004
Boston Scientific Corp. 6.40% 2016	21,735	22,802
Boston Scientific Corp. 6.00% 2020	16,330	16,168
Boston Scientific Corp. 7.00% 2035	8,155	7,869
Boston Scientific Corp. 7.375% 2040	34,146	34,845
VWR Funding, Inc., Series B, 10.25% 20155,9	80,371	85,193
PTS Acquisition Corp. 9.50% 20155,9	62,036	63,277
Novartis Capital Corp. 4.125% 2014	19,250	20,555
Novartis Capital Corp. 2.90% 2015	17,000	17,121
Novartis Securities Investment Ltd. 5.125% 2019	4,000	4,306
Novartis Capital Corp. 4.40% 2020	6,000	6,128
Pfizer Inc. 4.45% 2012	13,000	13,773
Pfizer Inc. 5.35% 2015	25,000	27,836
Pfizer Inc. 6.20% 2019	5,000	5,711
HCA Inc., Term Loan B1, 2.54% 20135,7,8	11,231	10,950
HCA Inc. 9.125% 2014	5,090	5,427
HCA Inc. 9.25% 2016	5,480	5,939
HCA Inc. 9.625% 20165,9	3,000	3,270
HCA Inc., Term Loan B2, 3.54% 20175,7,8	6,292	6,276
HCA Inc. 8.50% 20194	11,820	13,046
Roche Holdings Inc. 4.50% 20124	18,000	19,104
Roche Holdings Inc. 5.00% 20144	4,000	4,370
Roche Holdings Inc. 6.00% 20194	18,000	20,197
Coventry Health Care, Inc. 5.875% 2012	4,800	5,009
Coventry Health Care, Inc. 6.30% 2014	26,020	27,444
Abbott Laboratories 5.125% 2019	19,000	20,492
GlaxoSmithKline Capital Inc. 4.85% 2013	13,500	14,705
GlaxoSmithKline Capital Inc. 5.65% 2018	4,000	4,439
Merge Healthcare Inc. 11.75% 20154	18,410	17,996
Quintiles Transnational 9.50% 20144,5,9	16,760	17,011
Surgical Care Affiliates, Inc. 8.875% 20154,5,9	6,591	6,723
Surgical Care Affiliates, Inc. 10.00% 20174	9,500	9,619
Symbion Inc. 11.75% 20155,9	17,695	15,925
UnitedHealth Group Inc. 6.00% 2017	12,430	13,374
Patheon Inc. 8.625% 20174	12,735	12,926
WellPoint, Inc. 6.00% 2014	10,000	11,082
Cardinal Health, Inc. 5.80% 2016	10,000	11,070
Express Scripts Inc. 7.25% 2019	8,985	10,641
Biogen Idec Inc. 6.00% 2013	6,000	6,551
Biogen Idec Inc. 6.875% 2018	3,650	4,073
Team Finance LLC and Health Finance Corp. 11.25% 2013	8,605	9,121
Viant Holdings Inc. 10.125% 20174	8,335	8,418
Accellent Inc. 8.375% 20174	5,900	5,996
Hospira, Inc. 5.55% 2012	4,085	4,378
United Surgical Partners International Inc. 9.25% 20175,9	3,265	3,445
Merck & Co., Inc. 4.00% 2015	3,000	3,176
Bausch & Lomb Inc. 9.875% 2015	2,250	2,388
CHS/Community Health Systems, Inc. 8.875% 2015	205	216
		1,003,407

UTILITIES — 1.05%
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.751% 20145,7,8	31,977	26,308
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	111,144	83,914
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	36,665	27,682
Texas Competitive Electric Holdings Co. LLC 11.25% 20165,9	15,200	11,020
Edison Mission Energy 7.50% 2013	35,525	31,795
Edison Mission Energy 7.75% 2016	35,300	27,622
Midwest Generation, LLC, Series B, 8.56% 20167	10,605	10,817
Edison Mission Energy 7.00% 2017	19,525	14,327
Edison Mission Energy 7.20% 2019	39,450	28,404
Homer City Funding LLC 8.734% 20267	12,275	11,722
Edison Mission Energy 7.625% 2027	20,850	14,282
AES Corp. 9.375% 2010	4,802	4,898
AES Corp. 8.75% 20134	34,656	35,349
AES Corp. 7.75% 2015	10,000	10,250
AES Corp. 8.00% 2017	4,000	4,140
AES Corp. 8.00% 2020	5,000	5,150
NRG Energy, Inc. 7.25% 2014	7,825	7,952
NRG Energy, Inc. 7.375% 2016	48,975	48,608
NRG Energy, Inc. 7.375% 2017	1,400	1,383
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	26,800	31,071
CMS Energy Corp. 6.25% 2020	20,000	20,154
MidAmerican Energy Co. 5.95% 2017	10,625	11,883
MidAmerican Energy Holdings Co. 5.75% 2018	15,320	16,649
PacifiCorp. 5.50% 2019	5,000	5,455
MidAmerican Energy Holdings Co. 6.50% 2037	3,000	3,293
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	7,500	8,008
Sierra Pacific Resources 8.625% 2014	2,725	2,810
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	1,675	1,848
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	15,108
Sierra Pacific Resources 6.75% 2017	3,000	3,089
Israel Electric Corp. Ltd. 9.375% 20204	17,965	22,360
Israel Electric Corp. Ltd. 8.10% 20964	4,905	5,007
Electricité de France SA 5.50% 20144	15,000	16,610
Electricité de France SA 6.95% 20394	8,000	9,463
Alabama Power Co., Series R, 4.70% 2010	1,250	1,280
Alabama Power Co., Series 2008-B, 5.80% 2013	4,500	5,077
Alabama Power Co., Series Q, 5.50% 2017	1,000	1,087
Alabama Power Co. 6.00% 2039	9,000	9,806
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	13,850	15,274
E.ON International Finance BV 5.80% 20184	13,000	14,273
Intergen Power 9.00% 20174	12,500	13,125
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,465
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	5,044
PG&E Corp. 5.75% 2014	9,000	9,900
PSEG Power LLC 7.75% 2011	7,500	7,967
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,000	1,068
Veolia Environnement 5.25% 2013	8,000	8,612
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,687
AES Panamá, SA 6.35% 20164	4,500	4,670
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20174	4,000	4,141
Appalachian Power Co., Series M, 5.55% 2011	3,000	3,121
		696,028

ENERGY — 0.98%
Ras Laffan Liquefied Natural Gas III 5.50% 20144	2,400	2,580
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20144,7	9,991	11,273
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20147	2,240	2,528
Ras Laffan Liquefied Natural Gas II 5.298% 20204,7	34,850	36,354
Ras Laffan Liquefied Natural Gas III 5.838% 20274,7	45,650	46,764
TransCanada PipeLines Ltd. 6.50% 2018	375	432
TransCanada PipeLines Ltd. 7.125% 2019	13,280	15,906
TransCanada PipeLines Ltd. 6.20% 2037	400	428
TransCanada PipeLines Ltd. 7.625% 2039	11,000	13,745
TransCanada PipeLines Ltd. 6.35% 20675	63,650	61,294
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	5,925
Enbridge Energy Partners, LP 9.875% 2019	12,000	15,912
Enbridge Energy Partners, LP 5.20% 2020	5,000	5,173
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,255
Enbridge Energy Partners, LP 8.05% 20775	10,500	10,682
Petroplus Finance Ltd. 6.75% 20144	6,340	6,055
Petroplus Finance Ltd. 7.00% 20174	21,375	19,558
Petroplus Finance Ltd. 9.375% 20194	18,825	18,072
Williams Companies, Inc. 6.375% 20104	4,700	4,775
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000	10,653
Williams Companies, Inc. 7.875% 2021	11,035	13,235
Williams Companies, Inc. 8.75% 2032	11,011	14,026
Shell International Finance BV 1.875% 2013	10,000	10,051
Shell International Finance BV 4.00% 2014	22,750	24,128
Shell International Finance B.V. 4.30% 2019	1,250	1,267
Kinder Morgan Energy Partners LP 5.85% 2012	2,400	2,611
Kinder Morgan Energy Partners LP 5.125% 2014	10,325	11,141
Kinder Morgan Energy Partners LP 6.00% 2017	2,950	3,240
Kinder Morgan Energy Partners LP 9.00% 2019	8,250	10,576
Kinder Morgan Energy Partners LP 6.85% 2020	1,750	2,019
Petrobras International 5.75% 2020	22,225	22,684
Petrobras International 6.875% 2040	2,700	2,806
BP Capital Markets PLC 3.625% 20144	10,000	10,434
BP Capital Markets PLC 3.875% 2015	13,050	13,681
Enbridge Inc. 5.60% 2017	20,067	21,853
Arch Coal Inc. 8.75% 20164	20,000	21,400
Enterprise Products Operating LP 4.95% 2010	2,400	2,406
Enterprise Products Operating LLC 5.65% 2013	10,000	10,825
Enterprise Products Operating LLC 7.00% 20675	4,830	4,555
Gaz Capital SA 6.51% 20224	9,700	9,445
Gaz Capital SA, Series 9, 6.51% 2022	3,800	3,700
Gaz Capital SA 7.288% 20374	4,650	4,627
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 20154	7,500	7,550
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	7,200	8,306
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 20204	500	515
Rockies Express Pipeline LLC 6.25% 20134	3,020	3,295
Rockies Express Pipeline LLC 6.85% 20184	11,500	12,683
StatoilHydro ASA 3.875% 2014	10,000	10,526
StatoilHydro ASA 5.125% 20144	3,000	3,290
StatoilHydro ASA 5.25% 2019	2,000	2,148
Energy Transfer Partners, LP 9.00% 2019	6,535	8,178
Energy Transfer Partners, LP 9.70% 2019	4,660	6,032
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20144,7	8,932	9,334
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20147	3,394	3,547
Husky Energy Inc. 5.90% 2014	3,500	3,877
Husky Energy Inc. 7.25% 2019	1,655	1,956
Husky Energy Inc. 6.80% 2037	4,425	4,959
General Maritime Corp. 12.00% 20174	8,500	9,223
Canadian Natural Resources Ltd. 5.70% 2017	7,350	8,073
Qatar Petroleum 5.579% 20114,7	6,668	6,843
Devon Energy Corp. 5.625% 2014	3,000	3,311
Devon Energy Corp. 6.30% 2019	3,000	3,437
XTO Energy Inc. 5.30% 2015	2,500	2,784
XTO Energy Inc. 5.50% 2018	2,500	2,751
Pemex Project Funding Master Trust 5.75% 2018	4,500	4,673
Chevron Corp. 3.95% 2014	500	533
Chevron Corp. 4.95% 2019	2,300	2,473
Apache Corp. 6.90% 2018	1,800	2,149
Total Capital 3.125% 2015	2,000	2,020
		650,540

CONSUMER STAPLES — 0.96%
Altria Group, Inc. 9.70% 2018	18,000	22,671
Altria Group, Inc. 9.25% 2019	54,890	67,916
Altria Group, Inc. 9.95% 2038	23,500	31,918
Anheuser-Busch InBev NV 2.50% 20134	5,000	5,028
Anheuser-Busch InBev NV 3.625% 20154	23,500	23,797
Anheuser-Busch InBev NV 4.125% 2015	14,950	15,537
Anheuser-Busch InBev NV 7.75% 20194	25,000	30,140
Anheuser-Busch InBev NV 5.00% 20204	2,500	2,540
Anheuser-Busch InBev NV 5.375% 2020	4,950	5,185
SUPERVALU INC., Term Loan B, 1.523% 20125,7,8	494	485
SUPERVALU INC. 7.50% 2012	3,323	3,547
Albertson’s, Inc. 7.25% 2013	14,122	15,005
SUPERVALU INC. 7.50% 2014	1,000	1,033
SUPERVALU INC., Term Loan B2, 3.023% 20155,7,8	876	874
SUPERVALU INC. 8.00% 2016	18,700	19,121
Albertson’s, Inc. 7.45% 2029	2,000	1,730
Albertson’s, Inc. 8.00% 2031	2,650	2,372
Stater Bros. Holdings Inc. 8.125% 2012	20,025	20,200
Stater Bros. Holdings Inc. 7.75% 2015	17,750	18,105
CVS Caremark Corp. 6.60% 2019	2,000	2,286
CVS Caremark Corp. 5.789% 20264,7	4,469	4,537
CVS Caremark Corp. 6.943% 20307	11,952	12,977
CVS Caremark Corp. 7.507% 20324,7	14,950	16,976
PepsiCo, Inc. 3.10% 2015	15,000	15,286
PepsiCo, Inc. 7.90% 2018	15,000	18,952
Rite Aid Corp., Term Loan T4, 9.50% 20155,7,8	10,000	10,460
Rite Aid Corp. 9.75% 2016	10,000	11,062
Rite Aid Corp. 10.25% 2019	6,050	6,640
Rite Aid Corp. 6.875% 2028	2,300	1,383
Wesfarmers Ltd. 6.998% 20134	25,000	27,441
Constellation Brands, Inc. 8.375% 2014	3,675	3,960
Constellation Brands, Inc. 7.25% 2017	21,000	21,525
Kroger Co. 3.90% 2015	11,130	11,382
Kroger Co. 6.40% 2017	8,250	9,391
Kroger Co. 6.15% 2020	3,620	4,020
Tyson Foods, Inc. 10.50% 2014	6,050	7,207
Tyson Foods, Inc. 7.85% 20165	11,500	12,535
Kraft Foods Inc. 2.625% 2013	8,930	9,137
Kraft Foods Inc. 4.125% 2016	5,000	5,134
Kraft Foods Inc. 5.375% 2020	4,000	4,157
Unilever Capital Corp. 3.65% 2014	17,500	18,307
Wal-Mart Stores, Inc. 2.875% 2015	15,000	15,126
Wal-Mart Stores, Inc. 5.625% 2040	3,000	3,079
Duane Reade Inc. 11.75% 2015	14,150	18,094
Procter & Gamble Co. 3.50% 2015	17,250	17,890
Delhaize Group 6.50% 2017	6,301	7,105
Delhaize America, Inc. 9.00% 2031	5,000	6,662
British American Tobacco International Finance PLC 9.50% 20184	8,705	11,500
Kimberly-Clark Corp. 7.50% 2018	9,000	11,201
Smithfield Foods, Inc., Series B, 7.75% 2013	2,800	2,856
Smithfield Foods, Inc. 10.00% 20144	5,050	5,694
Safeway Inc. 6.35% 2017	4,000	4,558
Tesco PLC 5.50% 20174	4,000	4,350
TreeHouse Foods, Inc. 7.75% 2018	3,100	3,239
Elizabeth Arden, Inc. 7.75% 2014	3,150	3,181
		636,494

MATERIALS — 0.76%
Dow Chemical Co. 7.60% 2014	40,450	47,017
Dow Chemical Co. 8.55% 2019	20,300	24,846
Dow Chemical Co. 9.40% 2039	1,160	1,605
Georgia Gulf Corp. 10.75% 20161	3,385	3,487
Georgia Gulf Corp. 9.00% 20171,4	50,965	54,023
Owens-Brockway Glass Container Inc. 8.25% 2013	19,165	19,548
Owens-Brockway Glass Container Inc. 6.75% 2014	585	603
Owens-Brockway Glass Container Inc. 7.375% 2016	30,255	32,222
International Paper Co. 7.40% 2014	12,500	14,215
International Paper Co. 7.95% 2018	22,545	26,793
International Paper Co. 9.375% 2019	1,505	1,917
International Paper Co. 7.30% 2039	7,000	7,786
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	7,200	7,452
Nalco Co., Term Loan B, 5.75% 20165,7,8	5,498	5,552
Nalco Co. 8.25% 20174	19,795	21,329
Reynolds Group 7.75% 20164	4,330	4,503
Reynolds Group 8.50% 20184	28,360	28,715
Teck Resources Ltd. 10.75% 2019	24,000	30,000
Ball Corp. 7.125% 2016	12,700	13,557
Ball Corp. 7.375% 2019	2,125	2,247
Ball Corp. 6.75% 2020	12,960	13,316
LBI Escrow Corp 8.00% 20174	18,355	19,066
Rio Tinto Finance (USA) Ltd. 5.875% 2013	10,000	11,058
Rio Tinto Finance (USA) Ltd. 8.95% 2014	6,500	7,882
ArcelorMittal 6.125% 2018	17,500	18,895
Georgia-Pacific Corp. 8.125% 2011	5,875	6,227
Georgia-Pacific LLC 8.25% 20164	6,500	7,150
BHP Billiton Finance (USA) Ltd. 5.50% 2014	11,730	13,045
Graphic Packaging International, Inc. 9.50% 2017	11,150	12,042
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	4,380	4,774
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	5,350	6,007
FMG Finance Pty Ltd. 10.625% 20164	6,000	7,080
Gerdau Holdings Inc. 7.00% 20204	4,970	5,225
Smurfit Capital Funding PLC 7.50% 2025	4,725	4,335
Rockwood Specialties Group, Inc. 7.50% 2014	3,240	3,321
Arbermarle Corp. 5.10% 2015	2,570	2,731
Rock-Tenn Co. 9.25% 20164	1,430	1,578
Rock-Tenn Co. 9.25% 2016	850	938
MacDermid 9.50% 20174	2,265	2,350
Plastipak Holdings, Inc. 8.50% 20154	2,275	2,335
Solutia Inc. 8.75% 2017	1,680	1,802
CRH America Inc. 6.95% 2012	315	342
CRH America, Inc. 8.125% 2018	1,095	1,316
Airgas, Inc. 7.125% 20184	1,250	1,380
Praxair, Inc. 4.375% 2014	1,000	1,074
C10 Capital (SPV) Ltd. 6.722% (undated)4,5	1,300	953
Newpage Corp. 11.375% 2014	875	903
		504,542

ASSET-BACKED OBLIGATIONS7 — 0.42%
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	11,161	11,176
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	24,500	25,257
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	12,000	12,580
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	7,000	7,315
AmeriCredit Automobile Receivables Trust, Series 2008-A-F, Class A-4, FSA insured, 6.96% 2014	15,000	15,982
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20124	2,900	2,934
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20124	1,431	1,445
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20134	6,071	6,178
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20144	10,000	10,380
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	14,863	15,408
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	11,611	11,726
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	2,967	2,994
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	8,695
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	10,000	10,765
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 20144	9,647	9,885
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.393% 20265	4,441	2,868
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.393% 20295	8,703	6,724
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	9,180	9,334
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	8,265	9,091
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.394% 20375	4,700	3,642
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.404% 20375	21,512	5,268
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 5.488% 20355	9,317	8,326
Aesop Funding II LLC, Series 2010-2A, Class A, 3.63% 20144	5,000	5,009
Aesop Funding II LLC, Series 2010-3A, Class B, 6.74% 20164	3,000	3,043
Home Equity Asset Trust, Series 2004-7, Class M-1, 0.883% 20355	10,000	7,738
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 20114	6,375	6,459
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	2,000	2,135
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	3,000	3,243
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 20134	5,000	5,225
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 0.854% 20135	5,000	4,998
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 20354	5,025	4,112
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 20354,5	1,145	834
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	13,752	4,546
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20335	4,723	4,492
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	3,618	3,444
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.863% 20335	96	74
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.013% 20345	4,933	3,501
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	3,261	3,274
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	7,700	3,244
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 20142,4	3,021	2,840
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 20134	2,663	2,757
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.363% 20375	15,596	820
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20375	13,450	1,366
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.386% 20135	1,642	1,615
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	1,342	1,354
SACO I Trust, Series 2006-12, Class I-A, 0.403% 20365	8,427	978
		275,074

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.27%
United Mexican States Government Global 5.875% 2014	20,000	21,950
United Mexican States Government Global, Series A, 6.75% 2034	3,990	4,349
Hungarian Government 6.25% 2020	21,310	22,350
Croatian Government 6.75% 20194	14,000	15,135
Croatian Government 6.75% 2019	5,500	5,946
Polish Government 6.375% 2019	18,985	21,021
Russian Federation 7.50% 20307	17,728	20,423
France Government Agency-Guaranteed, Société Finance 2.875% 20144	10,000	10,114
Province of Ontario, Series 1, 1.875% 2012	10,000	10,080
South Africa (Republic of) 6.875% 2019	2,050	2,314
South Africa (Republic of) 5.50% 2020	5,000	5,100
Brazil (Federal Republic of) Global 6.00% 2017	4,200	4,620
Brazil (Federal Republic of) Global 7.125% 2037	2,000	2,300
Greek Government 4.625% 2013	7,500	6,281
Colombia (Republic of) Global 6.125% 2041	6,450	6,176
State of Qatar 9.75% 2030	4,000	5,780
Israeli Government 5.125% 2019	5,500	5,714
Peru (Republic of) 7.125% 2019	3,780	4,444
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500	3,181
		177,278

MUNICIPALS — 0.02%
State of California, Various Purpose G.O. Bonds, 7.50% 2034	10,000	10,934
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	3,068	2,664
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	534	531
		14,129

MISCELLANEOUS — 0.12%
Other bonds & notes in initial period of acquisition		78,802

Total bonds & notes (cost: $19,619,257,000)		20,355,508

	Principal amount	Value
Short-term securities — 3.50%	(000)	(000)

Freddie Mac 0.17%–0.32% due 5/4–12/7/2010	$708,375	$708,093
Fannie Mae 0.16%–0.36% due 5/19–10/20/2010	541,968	541,565
U.S. Treasury Bills 0.113%–0.335% due 5/6–9/23/2010	241,700	241,604
Federal Farm Credit Banks 0.20%–0.35% due 6/15–9/30/2010	125,000	124,903
Straight-A Funding LLC 0.17%–0.26% due 5/3–7/12/20104	119,492	119,466
General Electric Capital Corp. 0.22%–0.25% due 6/16–7/1/2010	105,200	105,164
Federal Home Loan Bank 0.19%–0.35% due 7/23–10/4/2010	105,000	104,934
Procter & Gamble International Funding S.C.A. 0.19% due 6/1/20104	75,000	74,987
Bank of America Corp. 0.21% due 5/12/2010	69,900	69,896
Jupiter Securitization Co., LLC 0.22% due 5/12/20104	36,200	36,197
Park Avenue Receivables Co., LLC 0.18% due 5/17/20104	15,000	14,999
Hewlett-Packard Co. 0.20% due 5/10/20104	50,000	49,997
Variable Funding Capital Corp. 0.28% due 7/26/20104	50,000	49,957
Johnson & Johnson 0.22% due 7/12/20104	35,000	34,989
IBM Corp. 0.17% due 5/14/20104	30,000	29,998
Coca-Cola Co. 0.22% due 5/12/20104	5,200	5,200

Total short-term securities (cost: $2,311,744,000)		2,311,949

Total investment securities (cost: $62,629,685,000)		65,631,351
Other assets less liabilities		534,191

Net assets		$66,165,542

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.

2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $9,813,385,000, which represented 14.83% of the net assets of the fund. This amount includes $9,736,095,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Security did not produce income during the last 12 months.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,714,121,000, which represented 7.12% of the net assets of the fund.

5Coupon rate may change periodically.
6Index-linked bond whose principal amount moves with a government retail price index.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $899,074,000, which represented 1.36% of the net assets of the fund.

9Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
10Step bond; coupon rate will increase at a later date.
11Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$30,593	$42,062	.06%
LBG Capital No.1 PLC, Series 2, 7.875% 2020	12/10/2009	16,861	18,400	.03
Michaels Stores, Inc. 0%/13.00% 2016	4/15/2010	7,767	8,288	.01

Total restricted securities		$55,221	$68,750	.10%

12Scheduled interest and/or principal payment was not received.

Key to abbreviation

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended April 30, 2010, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 4/30/10 (000)

Waste Management, Inc.	26,835,500	—	756,500	26,079,000	$23,779	$904,420
WMX Technologies, Inc. 7.10% 2026	$10,125,000	—	—	$10,125,000	539	11,310
Waste Management, Inc. 5.00% 2014	$7,000,000	—	$7,000,000	—	239	—
Waste Management, Inc. 7.375% 2019	$7,200,000	—	$7,200,000	—	90	—
Weyerhaeuser Co.	10,728,000	—	—	10,728,000	1,609	531,251
Weyerhaeuser Co. 7.375% 2032	$1,500,000	—	$1,500,000	—	25	—
Weyerhaeuser Co. 6.875% 2033	$2,500,000	—	$2,500,000	—	39	—
Microchip Technology Inc.	14,128,000	—	—	14,128,000	14,411	412,679
Hospitality Properties Trust	6,000,000	2,015,000	—	8,015,000	7,214	212,317
Hospitality Properties Trust 6.75% 2013	$28,915,000	—	$7,650,000	$21,265,000	1,705	22,536
Hospitality Properties Trust 6.70% 2018	$16,175,000	—	—	$16,175,000	816	16,668
Hospitality Properties Trust 6.30% 2016	$2,400,000	—	—	$2,400,000	126	2,461
Hospitality Properties Trust 5.125% 2015	$2,160,000	—	—	$2,160,000	122	2,153
Hospitality Properties Trust 5.625% 2017	$1,485,000	—	—	$1,485,000	83	1,441
Hospitality Properties Trust 7.875% 2014	—	$13,000,000	$13,000,000	—	287	—
First Niagara Financial Group, Inc.	9,730,000	1,920,000	—	11,650,000	3,262	161,935
First Niagara Financial Group, Inc. 6.75% 2020	—	$5,500,000	—	$5,500,000	42	5,673
Arthur J. Gallagher & Co.	5,000,000	1,000,000	—	6,000,000	5,760	157,620
Georgia Gulf Corp. 9.00% 2017	—	$50,965,000	—	$50,965,000	1,640	54,023
Georgia Gulf Corp.	—	2,659,046	35,900	2,623,146	—	53,879
Georgia Gulf Corp. 10.75% 2016	—	$3,385,000	—	$3,385,000	51	3,487
Georgia Gulf Corp.	113,556	18	113,574	—	—	—
Georgia Gulf Corp. 10.00%
convertible preferred	2,545,684	—	2,545,684	—	—	—
Georgia Gulf Corp., Term Loan B,
10.00% 2013	$6,246,177	—	$6,246,177	—	269	—
Georgia Gulf Corp., Term Loan,
Revolver, 6.50% 2011	$4,250,000	—	$4,250,000	—	88	—
BancorpSouth, Inc.	—	4,255,800	—	4,255,800	1,728	94,223
Macquarie Korea Infrastructure Fund	21,541,078	9,687,766	9,687,766	21,541,078	2,464	92,645
De La Rue PLC	6,369,718	—	—	6,369,718	1,462	89,032
Prime Infrastructure Group	—	22,756,141	—	22,756,141	1,347	85,414
Applied Industrial Technologies, Inc.	2,738,790	—	—	2,738,790	1,232	84,300
Trustmark Corp.	—	3,190,000	—	3,190,000	734	78,091
Clarent Hospital Corp. Liquidating Trust	484,684	—	—	484,684	—	20
Alexandria Real Estate Equities, Inc.*	2,450,000	—	2,450,000	—	1,715	—
Alexandria Real Estate Equities, Inc.
3.70% convertible notes 2027*	—	$14,933,043	13,043	$14,920,000	343	—
Alexandria Real Estate Equities, Inc.
8.00% convertible notes 2029*	$463,000	—	—	$463,000	28	—
FirstMerit Corp.*	—	4,325,000	—	4,325,000	1,384	—
MeadWestvaco Corp.*	10,600,696	—	2,780,696	7,820,000	4,122	—
					$78,755	$3,077,578
*Unaffiliated issuer at 4/30/2010.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Industrials	$4,593,022	$1,142,385	*	$—	$5,735,407
Consumer staples	4,035,729	812,422	*	—	4,848,151
Financials	2,877,466	1,301,603	*	—	4,179,069
Utilities	2,397,708	1,705,096	*	—	4,102,804
Energy	3,453,986	430,347	*	—	3,884,333
Consumer discretionary	2,926,717	754,537	*	3	3,681,257
Health care	3,531,240	110,537	*	20	3,641,797
Telecommunication services	1,892,501	1,498,648	*	—	3,391,149
Materials	2,382,161	236,866	*	—	2,619,027
Information technology	1,772,650	596,507	*	—	2,369,157
Miscellaneous	1,165,069	1,148,043	*	163	2,313,275
Preferred stocks	110,418	889,599		—	1,000,017
Convertible securities	509,598	688,853		—	1,198,451
Bonds & notes:
Corporate bonds & notes	—	13,409,238		71,018	13,480,256
Bonds & notes of U.S. government & government agencies	—	3,389,518		—	3,389,518
Mortgage-backed obligations	—	2,940,451		—	2,940,451
Asset-backed obligations	—	272,234		2,840	275,074
Bonds & notes of governments & government agencies
outside the U.S.	—	177,278		—	177,278
Municipals	—	14,129		—	14,129
Miscellaneous	—	78,802		—	78,802
Short-term securities	—	2,311,949		—	2,311,949
Total	$31,648,265	$33,909,042		$74,044	$65,631,351

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended April 30, 2010 (dollars in thousands):

	Beginning value at 8/1/2009	Net purchases and sales	Net realized loss	Net unrealized appreciation	Net transfers into Level 3†	Ending value at 4/30/2010
Investment securities	$109,955	$(78,351)	$(22,711)	$61,367	$3,784	$74,044

Net unrealized appreciation during the period on Level 3 investment securities held at April 30, 2010 (dollars in thousands):						$20,057

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $9,736,095,000 of investment securities were classified as Level 2 instead of Level 1.

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$6,435,655
Gross unrealized depreciation on investment securities	(3,448,717)
Net unrealized appreciation on investment securities	2,986,938
Cost of investment securities for federal income tax purposes	62,644,413

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-906-0610O-S21500

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA, INC.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 28, 2010

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: June 28, 2010